Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Aug. 26, 2016
Registrant Name	MFS SERIES TRUST VIII
Central Index Key	0000819673
Amendment Flag	false
Document Creation Date	Aug. 26, 2016
Document Effective Date	Aug. 26, 2016
Prospectus Date	Feb. 26, 2016
MFS® Global Growth Fund | A
Prospectus:
Trading Symbol	MWOFX
MFS® Global Growth Fund | R4
Prospectus:
Trading Symbol	MWOJX
MFS® Global Growth Fund | B
Prospectus:
Trading Symbol	MWOBX
MFS® Global Growth Fund | C
Prospectus:
Trading Symbol	MWOCX
MFS® Global Growth Fund | I
Prospectus:
Trading Symbol	MWOIX
MFS® Global Growth Fund | R1
Prospectus:
Trading Symbol	MWOGX
MFS® Global Growth Fund | R2
Prospectus:
Trading Symbol	MGWRX
MFS® Global Growth Fund | R3
Prospectus:
Trading Symbol	MWOHX
MFS® Global Growth Fund | R5
Prospectus:
Trading Symbol	MWOKX